SUBORDINATED DEBENTURES - Schedule of Subordinated Debentures (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Subordinated debentures	$ 13,810	$ 19,310
Trust II Debentures
Debt Instrument [Line Items]
Subordinated debentures	3,093	3,093
Trust III Debentures
Debt Instrument [Line Items]
Subordinated debentures	2,062	2,062
DCB Trust I Debentures
Debt Instrument [Line Items]
Subordinated debentures	5,155	5,155
Other debentures
Debt Instrument [Line Items]
Subordinated debentures	$ 3,500	$ 9,000